provisions (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 CAD ($)
provisions reconciliation
Balance at beginning of period	$ 862	$ 870
Additions	86	163
Reversals	(44)	(70)
Uses	(16)	(78)
Interest effects	(268)	(265)
Balance at end of period	620	620
Current	82	82
Non-current	538	538
Total	620	620
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	504	501
Additions	59	59
Reversals	(9)	(9)
Uses	(2)	(2)
Interest effects	(268)	(265)
Balance at end of period	284	284
Current	8	8
Non-current	276	276
Total	284	284
Additions to asset retirement obligation related to removal of telecommunications infrastructure equipment	39	39
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	273	273
Employee-related
provisions reconciliation
Balance at beginning of period	50	66
Additions	13	23
Uses	(9)	(35)
Balance at end of period	54	54
Current	41	41
Non-current	13	13
Total	54	54
Written put options and contingent consideration
provisions reconciliation
Balance at beginning of period	202	203
Additions	2	29
Reversals	(20)	(46)
Uses		(2)
Balance at end of period	184	184
Non-current	184	184
Total	184	184
Other
provisions reconciliation
Balance at beginning of period	106	100
Additions	12	52
Reversals	(15)	(15)
Uses	(5)	(39)
Balance at end of period	98	98
Current	33	33
Non-current	65	65
Total	$ 98	$ 98